Income taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Income taxes
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Current ISR		$ 2,485,134	$ 2,205,939	$ 2,167,380
Deferred ISR		(218,461)	(72,925)	(127,938)
Income tax expense	$ 125,918	$ 2,266,673	$ 2,133,014	$ 2,039,442